Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (28,674,556)	$ (5,135,731)
Accumulated deficit	(61,589,735)	$ (31,845,506)
Working capital	(3,200,000)
Debt default	$ 1,000,000